Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 136,447	$ 125,894
Unearned Premiums	3,256	3,855
Case Reserves	108,385	117,771
Incurred But Not Reported Reserves	7,683	10,659
Life insurance no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	767	979
Unearned Premiums	2	2
Case Reserves	598	623
Incurred But Not Reported Reserves	3	7
FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	132,614	124,602
Unearned Premiums	2,710	2,755
Case Reserves	21,784	17,711
Incurred But Not Reported Reserves	1,671	1,530
All other
Claims and Benefits Payable
Future Policy Benefits and Expenses	3,066	313
Unearned Premiums	7	13
Case Reserves	242	2,422
Incurred But Not Reported Reserves	138	116
Group term life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	45	40
Case Reserves	8,199	9,772
Incurred But Not Reported Reserves	832	1,632
Group disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	76	70
Case Reserves	75,895	84,695
Incurred But Not Reported Reserves	3,766	4,250
Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	2
Case Reserves	775	1,001
Incurred But Not Reported Reserves	40	40
Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	104	61
Case Reserves	46	53
Incurred But Not Reported Reserves	493	569
Credit life and disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	308	912
Case Reserves	846	1,494
Incurred But Not Reported Reserves	727	2,515
Other
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	0
Case Reserves	0	0
Incurred But Not Reported Reserves	$ 13	$ 0